Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets (Deferred platform commission fees)
Balance at the beginning	$ 116,533	$ 89,587
Deferred during the year	87,860	114,657
Released to profit or loss	109,711	(87,711)
Balance at the end	$ 94,682	$ 116,533